CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY/(DEFICIT) - USD ($) $ in Millions		Total	Common Stock	Treasury Stock	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Caesars Stockholders' Equity	Noncontrolling Interest	CEOC	CEOC Noncontrolling Interest
Beginning balance at Dec. 31, 2013		$ (1,904)	$ 1	$ (16)	$ 7,231	$ (10,321)	$ (17)	$ (3,122)	$ 1,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		(2,783)	0	0	0	(2,783)	0	(2,783)
Net income/(loss) attributable to noncontrolling interests		83							(83)
Net income/(loss)		(2,866)
Share-based compensation		29	0	(3)	32	0	0	29	0
Stock Issued During Period, Value, Other	[1]	136	0	0	136	0	0	136	0
Other comprehensive loss, net of income taxes		(2)	0	0	0	0	(2)	(2)	0
Decrease in noncontrolling interests, net of distributions and contributions	[2]	(160)	0	0	0	0	0	0	(160)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	[3]	14	0	0	754	0	4	758	(744)
Other		11	0	0	(13)	0	0	(13)	24
Ending balance at Dec. 31, 2014		$ (4,742)	1	(19)	8,140	(13,104)	(15)	(4,997)	255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		7,000,000
Sale of Stock, Number of Shares Issued in Transaction										68,100
Stock Issued During Period, Shares, Issued for Services										86,936
Other Noncontrolling Interests											$ 869
Other Noncontrolling Interest Allocation From Sale Of Stock											$ 744
Net income/(loss) attributable to Caesars		$ 5,920	0	0	0	5,920	0	5,920		$ 76
Net income/(loss) attributable to noncontrolling interests		(132)							132
Net income/(loss)		6,052
Share-based compensation		48	0	(2)	50	0	0	48	0
Other comprehensive loss, net of income taxes		0
Noncontrolling Interest, Decrease from Deconsolidation		870	0	0	0	0	16	16	854
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(10)	0	0	0	0	0	0	(10)
Other		15	0	0	0	0	0	0	15
Ending balance at Dec. 31, 2015		2,233	1	(21)	8,190	(7,184)	1	987	1,246
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		(308)	0	0	0	(308)	0	(308)
Net income/(loss) attributable to noncontrolling interests		(34)							34
Net income/(loss)		(274)
Share-based compensation		7	0	(3)	10	0	0	7	0
Stock Repurchased During Period, Value		(18)	0	0	(13)	0	0	(13)	(5)
Other		(2)	0	0	0	0	0	0	(2)
Ending balance at Mar. 31, 2016		1,946	1	(24)	8,187	(7,492)	1	673	1,273
Beginning balance at Dec. 31, 2015		2,233	1	(21)	8,190	(7,184)	1	987	1,246
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		(3,569)	0	0	0	(3,569)	0	(3,569)
Net income/(loss) attributable to noncontrolling interests		(822)							822
Net income/(loss)		(2,747)
Share-based compensation		40	0	0	40	0	0	40	0
Share-based compensation | Adjustments for New Accounting Pronouncement [Member]	[4]	0	0	0	1	(1)	0	0	0
Other comprehensive loss, net of income taxes		(2)	0	0	0	0	(2)	(2)	0
Noncontrolling Interest, Decrease from Deconsolidation		(626)	0	0	(626)	0	0	(626)	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(309)	0	0	0	0	0	0	(309)
Other		(7)	0	(8)	0	1	0	(7)	0
Ending balance at Dec. 31, 2016		(1,418)	1	(29)	7,605	(10,753)	(1)	(3,177)	1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		(546)	0	0	0	(546)	0	(546)
Net income/(loss) attributable to noncontrolling interests		(22)							22
Net income/(loss)		(524)
Share-based compensation		1	0	(7)	8	0	0	1	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		15	0	0	1	(1)	0	0	15
Ending balance at Mar. 31, 2017		$ (1,926)	$ 1	$ (36)	$ 7,614	$ (11,300)	$ (1)	$ (3,722)	$ 1,796

[1]	We issued and sold 7 million shares in 2014
[2]	See Note 2.
[3]	In 2014, we sold 68,100 of CEC’s shares of CEOC’s common stock to qualified institutional buyers and CEOC granted 86,936 shares of its common stock to employees. We allocated $869 million of accumulated stockholders’ deficit to the noncontrolling interests’ ownership in CEOC based upon the noncontrolling interests’ ownership share as of December 31, 2014, which included $744 million for the allocation of noncontrolling interest resulting from sales and conveyances of CEOC stock.
[4]	Adoption of Accounting Standards Update No. 2016-09, Compensation-Stock Compensation. See Note 14.